INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES
7.  INVENTORIES

Accounting policy:

Inventories are stated at the lower of cost and net realizable value (it is the estimated selling price in the normal course of business, minus the estimated completion costs and estimated costs necessary to make the sale). The cost of finished and work-in-progress goods comprises direct materials, direct labor and an appropriate proportion of variable and fixed overheads, the latter of which are allocated based on normal operating capacity. Costs are assigned to individual inventory items based on weighted average costs.

The provision for obsolete inventories is made for risks associated with the realization and sale of obsolete inventories, and is measured at net realizable value or cost, whichever is lower.

	12/31/2023	12/31/2022
Finished products	1,254,818	1,504,134
Parts and accessories	178,260	168,777
Construction Materials	316,370	152,789
Warehouse and other	43,266	43,359
	1,792,714	1,869,059

The balances are presented net of a provision of R$78,709 for obsolete inventories as of December 31, 2023 (R$38,747 as of December 31, 2022).